Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000261120 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000261120 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261120 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000261120 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261120 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261120 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261120 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261120 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261120 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261120 [Member] | Berkshire Hathaway , Inc., - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000261120 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000261120 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000261120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000261120 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000261120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000261120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261120 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261120 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261120 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261120 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261120 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251456 [Member] | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251456 [Member] | Arrowhead Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251456 [Member] | Kohl's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251456 [Member] | Semtech Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251456 [Member] | Plug Power, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251456 [Member] | Lumen Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000251456 [Member] | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251456 [Member] | Macy's, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251456 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251456 [Member] | Polaris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251456 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000251456 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251456 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000251456 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000251456 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251456 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251456 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251456 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000251456 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000251456 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000251456 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000251456 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%